Fee income from financial services, net (Tables)	12 Months Ended
Dec. 31, 2021
Fee Income From Financial Services [Abstract]
Disclosure of fee and commission income (expense)
(a)	For the years ended December 31, 2021, 2020 and 2019, this caption is comprised of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Income
Performance obligations at a point in time:
Accounts maintenance, carriage, transfers, and debit and credit card fees	562,542	474,822	651,255
Banking services fees	207,230	192,588	220,207
Brokerage and custody services (b)	8,457	6,858	9,109
Performance obligations over time:
Funds management	184,703	151,356	147,954
Contingent loans fees	64,964	52,156	56,153
Collection services	52,955	41,124	41,010
Commission for loans rescheduling “Reactiva Peru” program	23,722	—	—
Others	37,293	42,207	40,801

Total (c)	1,141,866	961,111	1,166,489

Expenses
Credit cards	(128,580)	(105,772)	(118,675)
Credit life insurance premiums	(60,231)	(59,520)	(48,866)
Local banks fees	(36,836)	(15,828)	(9,307)
Foreign banks fees	(31,767)	(15,105)	(17,172)
Commission for loans rescheduling “Reactiva Peru” program	(26,215)	—	—
Registry expenses	(3,009)	(8,151)	(7,472)
Brokerage and custody services (b)	(824)	(630)	(642)
Others	(30,596)	(32,605)	(38,470)

Total	(318,058)	(237,611)	(240,604)

Net	823,808	723,500	925,885

(b)	As of December 31, 2021, 2020 and 2019, the Group has recognized net income amounting to S/7,633,000, S/6,228,000 and S/8,467,000, respectively, for transactions carried out on behalf of its clients.

Disaggregation of revenue from contracts with customers explanatory
(c)	Fee income by geographic information for the years ended December 31, 2021, 2020 and 2019 is presented below:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Geographic information
Peru	1,003,858	854,082	1,055,624
Panama	138,008	107,029	110,865

Total income of customers contracts	1,141,866	961,111	1,166,489